Financial instruments	12 Months Ended
Jun. 30, 2022
Financial instruments
Financial instruments

4.Financial instruments

The fair values of the cash and cash equivalents, trade and other receivables, derivative assets, contract assets, other current assets, accounts payable and accrued liabilities, consideration payable and derivative liabilities approximate their carrying values due to the relatively short-term nature of these financial instruments or as these financial instruments are fair valued at each reporting period. The fair values of operating facility and loans approximate their carrying values due to variable interest loans or fixed rate loan, which represent market rate.

Cash and cash equivalents are comprised of:

	June 30,	June 30,	July 1,
	2022	2021	2020
	$	$	$
Cash at bank and on hand	12,702	22,096	19,995

Cash includes demand deposits with financial institutions and cash equivalents consist of short-term, highly liquid investments purchased with original maturities of three months or less. As at June 30, 2022, June 30, 2021, and July 1, 2020, the Company had no cash equivalents.

Total interest income and interest expense for financial assets or financial liabilities that are not at fair value through profit or loss can be summarized as follows:

	2022	2021
	$	$
Interest income	(12)	(38)
Interest expense (Note 15)	2,635	1,572
Accretion expense (Notes 8, 14)	1,240	374
Interest expense (net)	3,863	1,908

The Company examines the various financial instrument risks to which it is exposed and assesses the impact and likelihood of those risks. These risks may include credit risk, liquidity risk, foreign currency risk, interest rate risk and market risk.

Credit risk

Credit risk is the risk of financial loss to the Company if a customer or counterparty to a financial instrument fails to meet its obligations. Where possible, the Company uses an insurance policy with Export Development Canada (“EDC”) for its trade receivables to manage this risk and minimize any exposure.

	June 30,	June 30,	July 1,
	2022	2021	2020
	$	$	$
Trade receivables	16,045	14,734	8,244
Receivable related to working capital adjustment (Note 20)	7,898	—	—
Trade and other receivables	23,943	14,734	8,244

During the year ended June 30, 2022, receivable related to working capital adjustment of $1,044 was settled. Following the settlement, the remaining balance as at June 30, 2022 was $7,898.

4.Financial instruments (continued)

Credit risk (continued)

The Company’s maximum exposure to credit risk for its trade receivables is summarized as follows with some of the over 90-day receivable not being covered by EDC:

	June 30,	June 30,	July 1,
	2022	2021	2020
	$	$	$
Trade receivables aging:
0-30 days	12,809	11,692	6,834
31-90 days	2,541	2,787	1,349
Greater than 90 days	2,976	1,351	493
	18,326	15,830	8,676
Expected credit loss provision	(2,281)	(1,096)	(432)
	16,045	14,734	8,244

The movement in the provision for expected credit losses can be reconciled as follows:

	June 30,	June 30,	July 1,
	2022	2021	2020
	$	$	$
Expected credit loss provision:
Expected credit loss provision, beginning balance	(1,096)	(432)	(220)
Net change in expected credit loss provision during the year	(1,185)	(664)	(212)
Expected credit loss provision, ending balance	(2,281)	(1,096)	(432)

The Company applies the simplified approach to provide for expected credit losses as prescribed by IFRS 9, which permits the use of the lifetime expected loss provision for all trade receivables and contract assets. The expected credit loss provision is based on the Company’s historical collections and loss experience and incorporates forward-looking factors, where appropriate. The provision matrix below shows the expected credit loss rate for each aging category of trade receivables.

	June 30, 2022
			Over 30
		Up to 30 days	days past	Over 90 days
	Total	past due	due	past due
Default rates		2.02%	7.79%	61.29%
Trade receivables	$18,326	$12,809	$2,541	$2,976
Expected credit loss provision	$2,281	$259	$198	$1,824

	June 30, 2021

			Over 30
		Up to 30 days	days past	Over 90 days
	Total	past due	due	past due
Default rates		1.80%	16.81%	30.76%
Trade receivables	$15,830	$11,692	$2,787	$1,351
Expected credit loss provision	$1,096	$211	$468	$417

4.Financial instruments (continued)

Credit risk (continued)

				July 1, 2020
			Over 30
		Up to 30 days	days past	Over 90 days
	Total	past due	due	past due

Default rates		1.68%	5.39%	49.58%
Trade receivables	$8,676	$6,834	$1,349	$493
Expected credit loss provision	$432	$115	$73	$244

The Company also has a receivable associated with the acquisition of NetFortris in the amount of $7,907.

Substantially all of the Company’s cash and cash equivalents are held with major Canadian or US financial institutions and thus the exposure to credit risk is considered insignificant. Management actively monitors the Company’s exposure to credit risk under its financial instruments, including with respect to trade receivables.

Liquidity risk

Liquidity risk is the risk that the Company will not be able to meet its obligations associated with financial liabilities. The Company has a planning and budgeting process in place by which it anticipates and determines the funds required to support its normal operating requirements. The Company coordinates this planning and budgeting process with its financing activities through its capital management process.

The Company holds sufficient cash and cash equivalents and working capital, maintained through stringent cash flow management, to ensure sufficient liquidity is maintained. The following are the undiscounted contractual maturities of significant financial liabilities of the Company as at June 30, 2022:

	For the year ended
	June 30,	June 30,	June 30,	June 30,
	2023	2024	2025	2026	Thereafter	Total
	$	$	$	$	$	$
Accounts payable and accrued liabilities	28,568	—	—	—	—	28,568
Sales tax payable	5,895	—	—	—	—	5,895
Consideration payable	9,473	1,399	1,116	1,116	465	13,569
Operating facility and loans	17,700	17,700	19,875	22,050	27,300	104,625
Lease obligations on right of use assets	4,075	3,153	3,091	2,310	7,354	19,983
Other non-current liabilities	—	—	—	—	1,071	1,071
	65,711	22,252	24,082	25,476	36,190	173,711

4.Financial instruments (continued)

Foreign currency risk

A portion of the Company’s transactions occur in a foreign currency (Canadian dollars (CAD), Euros (EUR), and Great British Pounds (GBP), Hong Kong dollars (HKD), Indian Rupees (INR), Philippine Peso (PHP), Australian Dollar (AUD)) and, therefore, the Company is exposed to foreign currency risk at the end of the reporting period through its foreign denominated cash, trade receivables, contract assets, accounts payable and accrued liabilities, and operating facility and loans. As at June 30, 2022, a 10% depreciation or appreciation of the CAD, EUR, GBP, HKD, INR, PHP, and AUD currencies against the U.S. dollar would have resulted in an approximate $59 (June 30, 2021 - $89) increase or decrease, respectively, in total comprehensive income (loss).

Interest rate risk

The Company’s exposure to interest rate fluctuations is with its credit facility (Note 15) which bears interest at a floating rate. As at June 30, 2022, a change in the interest rate of 1% per annum would have an impact of approximately $522 (June 30, 2021 - $626) per annum in finance costs. The Company also entered an interest rate swap arrangement for its loan facility (Note 15) to manage the exposure to changes in LIBOR-rate based interest rate. The fair value of the interest rate swaps was estimated based on the present value of projected future cash flows using the LIBOR forward rate curve. The model used to value the interest rate swaps included inputs of readily observable market data, a Level 2 input. As described in detail in Note 15, the fair value of the interest rate swaps was an asset of $1,348 on June 30, 2022 (June 30, 2021 and July 1, 2020 was a liability of $333 and $585, respectively).